UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21982

Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end:  May 31

Date of reporting period: June 1, 2015 - November 30, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM/GOF

... YOUR WINDOW TO THE LATEST, MOST UP-TO-DATE
INFORMATION ABOUT GUGGENHEIM STRATEGIC
OPPORTUNITIES FUND

The shareholder report you are reading right now is just the beginning of the story.
Online at guggenheiminvestments.com/gof, you will find:

•	Daily, weekly and monthly data on share prices, net asset values, distributions and more

•	Portfolio overviews and performance analyses

•	Announcements, press releases and special notices

•	Fund and adviser contact information

Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are continually updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

(Unaudited)	November 30, 2015

DEAR SHAREHOLDER

We thank you for your investment in the Guggenheim Strategic Opportunities Fund (the “Fund”). This report covers the Fund’s performance for the six-month period ended November 30, 2015.

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. There is no guarantee that the perceived fair value will be achieved. The Fund’s sub-adviser seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies.

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2015, the Fund provided a total return based on market price of -11.52% and a total return based on NAV of -2.27%. NAV return includes the deduction of management fees, operating expenses, and all other Fund expenses.

As of November 30, 2015, the Fund’s market price of $17.69 represented a discount of 2.16% to its NAV of $18.08. The market value of the Fund’s shares fluctuates from time to time and may be higher or lower than the Fund’s NAV. Past performance is not a guarantee of future results.

From June 2015 through November 2015, the Fund paid a monthly distribution of $0.1821. The November distribution represents an annualized distribution rate of 12.35% based on the Fund’s closing market price of $17.69 on November 30, 2015. The Fund’s distribution rate is not constant and is subject to change based on the performance of the Fund. Please see Note 2(h) on page 49 for more information on distributions for the period.

Guggenheim Funds Investment Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser and is responsible for the management of the Fund’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 67 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the monthly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at the greater of NAV per share or 95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Since the Fund endeavors to maintain a stable monthly distribution, the DRIP effectively provides an income averaging technique, which causes shareholders to accumulate a larger number of Fund shares when the market price is depressed than when the price is higher.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 3

(Unaudited) continued	November 30, 2015

To learn more about the Fund’s performance and investment strategy, we encourage you to read the Questions & Answers section of this report, which begins on page 5. You’ll find information on GPIM’s investment philosophy, views on the economy and market environment, and detailed information about the factors that impacted the Fund’s performance.

We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/gof.

Sincerely,
Donald C. Cacciapaglia
President and Chief Executive Officer
Guggenheim Strategic Opportunities Fund
December 31, 2015

4 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited)	November 30, 2015

Guggenheim Strategic Opportunities Fund (“Fund”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM”). This team includes B. Scott Minerd, Chairman of Guggenheim Investments and Global Chief Investment Officer; Anne B. Walsh, CFA, JD, Senior Managing Director and Assistant Chief Investment Officer; and James W. Michal, Managing Director and Portfolio Manager. In the following interview, the investment team discusses the market environment and the Fund’s performance for the six-month period ended November 30, 2015.

What is the Fund’s investment objective and how is it pursued?

The Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. There is no guarantee that the perceived fair value of the Fund’s portfolio investments will be achieved.

GPIM seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Fund seeks to achieve its investment objective by investing in a wide range of fixed-income and other debt and senior-equity securities (“Income Securities”) selected from a variety of credit qualities and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency securities, mezzanine and preferred securities and convertible securities, and in common stocks, limited liability company interests, trust certificates, and other equity investments (“Common Equity Securities,” exposure to which is obtained primarily by investing in exchange-traded funds, or ETFs) that GPIM believes offer attractive yield and/or capital appreciation potential, including employing a strategy of writing (selling) covered call and put options on such equities. GPIM believes the volatility of the Fund can be reduced by diversifying across a large number of sectors and securities, many of which historically have not been highly correlated to one another.

Under normal market conditions:
  The Fund may invest up to 60% of its total assets in fixed-income securities rated below investment grade (commonly referred to as “junk bonds”); the Fund may invest in below-investment grade income securities of any rating;
  The Fund may invest up to 20% of its total assets in non-U.S. dollar denominated fixed-income securities of corporate and governmental issuers located outside the U.S., including up to 10% of total assets in fixed-income securities of issuers located in emerging markets;
  The Fund may invest up to 50% of its total assets in common equity securities; and
  The Fund may invest up to 30% of its total assets in investment funds that primarily hold (directly or indirectly) investments in which the Fund may invest directly, of which amount up to 30% of the Fund’s total assets may be invested in investment funds that are registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”) to the extent permitted by applicable law and related interpretations of the staff of the U.S. Securities and Exchange Commission.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 5

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2015

GPIM’s investment process is a collaborative effort between its Portfolio Construction Group, which utilizes tools such as a proprietary risk optimization model to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions.

The Fund uses financial leverage (borrowing) to finance the purchase of additional securities. Although financial leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. If income and gains earned on securities purchased with the financial leverage proceeds are greater than the cost of the financial leverage, common shareholders’ return will be greater than if financial leverage had not been used. Conversely, if the income or gains from the securities purchased with the proceeds of financial leverage are less than the cost of the financial leverage, common shareholders’ return will be less than if financial leverage had not been used.

Describe changes to certain nonfundamental investment policies that were approved during the period.

During the period, the Fund’s Board of Trustees (the “Board”) approved modifications to certain nonfundamental investment policies, which will become effective as of February 9, 2016.

The Fund will continue to pursue its investment objective to maximize total return through a combination of current income and capital appreciation. In addition, the Fund will continue to seek to achieve its investment objective by investing among a wide variety of Income Securities and Common Equity Securities.

As an alternative to investing in Common Equity Securities directly, the Fund may seek to obtain exposure to Common Equity Securities through investments in exchange-traded funds (“ETFs”) or other investment funds that track equity market indices and/or through derivative instruments that replicate the economic characteristics of exposure to Common Equity Securities. To the extent that the Fund seeks exposure to Common Equity Securities through derivative instruments, the Fund currently expects to obtain such exposure primarily through futures contracts and total return swaps on equity indices.

The Fund currently employs a strategy of writing (selling) covered call and put options on Common Equity Securities held by the Fund. Pursuant to its current covered call option strategy, the Fund does not write “naked” or uncovered call options. However, in connection with seeking exposure to Common Equity Securities through derivative instruments, the Fund will modify its option strategy. Pursuant to this option strategy, the Fund may write (sell) covered call options on individual Common Equity Securities or ETFs held by the Fund or on indices tracked by ETFs held by the Fund.

The Fund may also write call options on securities that are not directly held by the Fund or on indices, or ETFs that track indices, that do not directly correspond to securities held by the Fund, but which GPIM expects to have returns and economic characteristics that are closely correlated with certain of the Fund’s holdings or the securities or indices to which the Fund has otherwise obtained investment exposure. In addition, the Fund may, from time to time, buy or sell put options on individual Common Equity Securities and, to a lesser extent, on indices of securities and sectors of securities.

6 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2015

To the extent the Fund seeks to obtain equity exposure primarily through derivative instruments that replicate the economic characteristics of exposure to Common Equity Securities, the Fund expects to implement its option strategy primarily by writing call options on the securities or indices to which the Fund has obtained investment exposure or on securities or indices that GPIM expects to have returns and economic characteristics that are closely correlated with certain of the Fund’s holdings or the securities or indices to which the Fund has obtained investment exposure. While there are special risks associated with uncovered option writing, because the Fund intends to write options on the securities or indices to which the Fund has obtained investment exposure or on securities or indices that GPIM expects to have returns and economic characteristics that are closely correlated to such securities or indices, such positions are expected to economically offset some or all of the risk associated with the written option.

What were the significant events affecting the economy and market environment over the past six months?

At the U.S. Federal Reserve’s Federal Open Market Committee (the Fed FOMC) meeting on December 16, after the period ended, the Fed raised their target Fed Funds rate by 25 bps. This decision to tighten monetary policy was in recognition that growth in the U.S. economy is sufficient to meet expectations in the current recovery. Historically, the period when the Fed begins to tighten leads to an initial sell-off in the bond market, as investors brace themselves for the ill-effects of restrictive monetary policy on the economy. Then, as investors realize the Fed is raising rates because the economy is strong, the fear of defaults diminishes and credit spreads tighten again.

Turning to equities in the U.S., valuations are approaching highs not seen since the internet bubble, based on the historical relationship of total market cap to gross domestic product (GDP) relative to interest rates. However, valuation is a poor timing tool—just because as things get expensive doesn’t mean they won’t get more expensive. Meanwhile, equity valuations in Europe look reasonable, and valuations in certain emerging markets look downright cheap.

At the end of the period, U.S. investors could draw optimism from the fundamental strength of the U.S. economy, seasonal factors that continue to kick in support for equity prices, and expectations that the holiday retail season would be a good one. Abroad, investors need to have more faith in the willingness and ability of central bankers to print money. In Europe and Japan, bad news is good news, and with any real signs of weakness, the policymakers should respond with further accommodation.

Among positives for the U.S. economy, the consumer price index rose by 0.2% in October after two months of declines, and has begun to accelerate in year-over-year terms due to positive base effects. The Empire State Manufacturing Survey posted its strongest growth since July, and September job openings of 5.52 million beat expectations. Although October retail sales growth of just 0.1% was disappointing, consumer sentiment rebounded in October and November, and the outlook for consumer spending is bright. Another positive could be El Niño, the massive weather pattern that, as it gains strength, should actually become a boon to the U.S. economy, potentially adding 1.5% to GDP in the first quarter.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 7

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2015

With the Fed’s first rate hike in seven years now decided, the tailwinds of positive economic data, accommodative global central banks, and positive seasonal forces are bolstering market resilience and reaffirming a positive environment backdrop for risk assets.

For the six months ended November 30, 2015, the Standard & Poor’s 500 Index returned -0.21%; the Barclays U.S. Aggregate Bond Index returned -0.12%; the Barclays U.S. Corporate High Yield Index returned -5.84%; and the Barclays 1–3 Month U.S. Treasury Bill Index returned 0.01%. All returns are total return.

How did the Fund perform for the six months ended November 30, 2015?

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2015, the Fund provided a total return based on market price of -11.52% and a total return based on NAV of -2.27%. NAV return includes the deduction of management fees, operating expenses, and all other Fund expenses.

As of November 30, 2015, the Fund’s market price of $17.69 represented a discount of 2.16% to its NAV of $18.08. As of May 31, 2015, the Fund’s market price of $21.21 represented a premium of 8.16% to its NAV of $19.61. The market value of the Fund’s shares fluctuates from time to time and may be higher or lower than the Fund’s NAV. Past performance is not a guarantee of future results.

From June 2015 through November 2015, the Fund paid a monthly distribution of $0.1821. The November distribution represents an annualized distribution rate of 12.35% based on the Fund’s closing market price of $17.69 on November 30, 2015. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see Note 2(h) on page 49 for more information on distributions for the period.

Why did the Fund accrue excise tax during the period?

As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. While the Fund’s income and capital gains can vary significantly from year to year, the Fund seeks to maintain more stable monthly distributions over time. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions, which may facilitate the payment of more stable monthly distributions year over year.

8 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2015

What influenced performance over the period?

The world kept a watchful eye on the U.S. Federal Reserve (Fed) this summer as headlines moved from Greece to China. Weak economic growth prompted several rate cuts by the People’s Bank of China, and despite efforts by the Chinese authorities to support the market, the leverage-fueled boom in China’s stock market unraveled, with the Shanghai Composite falling 32% in the 3.5 weeks following its June 12 peak. Left with few other meaningful alternatives, China devalued the yuan by 1.9% in August, the first devaluation of its currency in 20 years. Inevitably, markets drew parallels to the 1997 Asian financial crisis. As China’s move sent shockwaves through global financial markets, the Fed opted to keep overnight rates zero-bound at its September meeting, citing concerns about potential downside risks to the U.S. outlook posed by recent global market volatility. The Fed then raised the overnight rate by 25 basis points at its December meeting, which occurred after the period ended.

During the period, the Fund saw negative returns largely attributable to widening credit spreads. Negative spread returns have predominantly been driven by the Fund’s investments in high yield corporate debt, bank loans and collateralized loan obligations. However, negative aggregate returns were somewhat mitigated by return attributable to carry. The Fund continues to maintain low interest rate duration, particularly at the front end of the yield curve, and thus has largely avoided losses due to a flattening curve. It also maintains an overweight position to floating rate securities.

The Fund continued to find attractive relative value by tactically rotating among sectors, with a focus on securities that are overlooked by the broader market participants. Low long-term rates have been an increasing support to the residential real estate market and homebuilders, for example. The Fund had also reduced energy sector exposure to address the potential for lower energy prices, but valuations at the end of the period were presenting an attractive entry point for select energy credits. High-yield bonds and leveraged loans continue to experience spread widening, and the Fund continues to use periods of weakness to add to attractive assets.

What is the Fund’s view of the market at the end of the period?

The watchword across risk assets over the past few months has been caution. Partial evidence lies in fixed-income mutual fund flows, as skeptical and risk-averse investors have pulled billions of dollars from high-yield bond mutual funds and bank loan mutual funds. Notably, the withdrawal of assets from bank loan funds has not materially affected the loan market due to anemic supply and a robust collateralized loan obligation (CLO) market.

Even after the Fed raised overnight interest rates in December, long-term rates are unlikely to increase dramatically. We believe the yield curve is likely to flatten and that the highest point for the Fed Funds rate is probably not more than 2.5-3%, which will likely take two to three years to achieve. In the near term, credit markets had already priced in a Fed rate hike and, with the strength of underlying economy as well as seasonal market dynamics, this may be an opportune time to increase risk in portfolios.

A risk to the U.S. economy, however, is an overly strong dollar. This has already had some effect on U.S. manufacturing and is clearly a concern for the Federal Reserve. In addition, continued low oil prices are exerting pressure on the large energy industry in the U.S. and bear watching.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 9

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2015

Discuss the Fund’s approach to duration.

Although the Fund has no set policy regarding portfolio duration or maturity, the Fund currently maintains a low-duration target, but adds opportunistically to attractive long duration assets when it can take advantage of short-term fluctuations in interest rates.

What is the overall credit quality of the portfolio?

The Fund has the ability to invest up to 60% of its total assets in below-investment grade securities of any rating (including securities rated below “CCC” by Moody’s or “Caa2” by S&P or that, at the time of purchase, are in default).

As of the end of the period, approximately 59% of the Fund’s total investments were invested in below-investment grade securities.

The Fund’s flexibility to invest in equity securities and income securities across the credit rating spectrum gives the Fund the ability to more effectively pursue its strategy.

What is the Fund’s leverage strategy?

Since leverage adds to performance when the cost of leverage is less than the total return generated by investments, the use of leverage detracted from the Fund’s total return during this period. The purpose of leverage (borrowing) is to fund the purchase of additional securities that provide increased income and potentially greater appreciation to common shareholders than could be achieved from an unlevered portfolio. Leverage results in greater NAV volatility and entails more downside risk than an unleveraged portfolio.

As of November 30, 2015, the amount of leverage was approximately 32% of total managed assets. GPIM employs leverage through two vehicles: reverse repurchase agreements, under which the Fund temporarily transfers possession of portfolio securities and receives cash which can be used for additional investments, and a committed financing facility through a leading financial institution. There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

Index Definitions

Indices are unmanaged and reflect no expenses. It is not possible to invest directly in an index.

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

10 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2015

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate funds.

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. There can be no assurance that the Fund will achieve its investment objectives. The value of the Fund will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value.

Please see guggenheiminvestments.com/gof for a detailed discussion of the Fund’s risks and considerations.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 11

FUND SUMMARY (Unaudited)	November 30, 2015

Fund Statistics
Share Price	$17.69
Net Asset Value	$18.08
Discount to NAV	-2.16%
Net Assets ($000)	$319,245

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
	(non-annualized)	Year	Year	Year	(07/26/07)
Guggenheim Strategic Opportunities Fund
NAV	-2.27%	1.75%	7.60%	9.56%	10.60%
Market	-11.52%	-9.53%	5.63%	7.95%	9.87%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com/gof. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when sold, may be worth more or less than their original cost.

Ten Largest Holdings
(% of Total Net Assets)
SPDR S&P 500 ETF Trust	14.4%
SPDR Dow Jones Industrial Average ETF Trust	2.4%
Motel 6 Trust 2015-MTL6, 5.27% due 02/05/30	1.8%
Fortress Credit Opportunities 2005 — Class A1, 0.61% due 07/15/19	1.4%
Gramercy Real Estate CDO 2007-1 Ltd. — Class 1A, 0.64% due 08/15/56	1.3%
Muir Grove CLO Ltd. 2007-1A, 5.32% due 03/25/20	1.3%
Kenya Government International Bond	1.2%
Airplanes Pass Through Trust 2001-1A, 0.74% due 03/15/19	1.2%
AASET 2014-1, 7.38% due 12/15/29	1.2%
Morgan Stanley	1.1%
Top Ten Total	27.3%
“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited) continued	November 30, 2015

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 13

FUND SUMMARY (Unaudited) continued	November 30, 2015

Holdings Diversification
(Market Exposure as a % of Net Assets)
Investments:
Asset Backed Securities	41.5%
Senior Floating Rate Interests	40.1%
Corporate Bonds	33.8%
Exchange Traded Funds	19.2%
Collateralized Mortgage Obligations	4.4%
Municipal Bonds	3.0%
Preferred Stocks	2.8%
Foreign Government Bonds	2.3%
Money Market Fund	2.1%
Common Stocks	0.1%
Total Investments	149.3%
Call Options Written	-0.2%
Other Assets & Liabilities, net	-49.1%
Net Assets	100.0%

Holdings diversification and holdings are subject to change daily. For more information, please visit guggenheiminvestments.com/gof. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.

14 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND SUMMARY (Unaudited) continued	November 30, 2015

Portfolio Composition by Quality Rating*

	% of Total
Rating	Investments
Fixed Income Instruments
AAA	1.2%
AA	2.7%
A	3.8%
BBB	16.6%
BB	15.7%
B	25.4%
CCC	6.5%
CC	0.3%
C	0.0	%***
D	0.0	%***
NR**	11.6%
Other Instruments
Other	14.8%
Short Term Investments	1.4%
Total Investments	100.0%

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

***	Less than 0.1%.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 15

PORTFOLIO OF INVESTMENTS (Unaudited)	November 30, 2015

	Shares	Value
COMMON STOCKS† – 0.1%
Technology – 0.1%
Cengage Learning Acquisitions, Inc.*, ††	11,126	$260,070
Basic Materials – 0.0%**
Mirabela Nickel Ltd.*,†††,1	5,244,841	379
Consumer, Cyclical – 0.0%**
Deb Stores Holding LLC*,†††,1	9,389	–
Total Common Stocks
(Cost $2,144,013)		260,449
PREFERRED STOCKS† – 2.8%
Financial – 2.0%
Morgan Stanley, 6.38%2,3	133,000	3,509,870
Aspen Insurance Holdings Ltd., 5.95%2,3	58,689	1,495,337
Goldman Sachs Group, Inc., 5.50%2,3	43,500	1,096,635
AgriBank FCB, 6.88%2,3	4,000	423,375
Total Financial		6,525,217
Industrial – 0.8%
Seaspan Corp., 6.38%	98,000	2,401,000
Total Industrial		2,401,000
Total Preferred Stocks
(Cost $8,772,035)		8,926,217
EXCHANGE-TRADED FUNDS† – 19.2%
SPDR S&P 500 ETF Trust4	219,800	45,870,063
SPDR Dow Jones Industrial Average ETF Trust4	42,900	7,603,167
iShares Russell 2000 Index ETF4	26,300	3,132,067
SPDR S&P MidCap 400 ETF Trust4	5,800	1,544,076
Consumer Discretionary Select Sector SPDR Fund4	9,500	767,410
Materials Select Sector SPDR Fund4	16,700	763,691
Energy Select Sector SPDR Fund4	11,200	761,824
Industrial Select Sector SPDR Fund4	13,800	755,412
Total Exchange-Traded Funds
(Cost $60,714,436)		61,197,710
MONEY MARKET FUND† – 2.1%
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.00%14
	6,607,587	6,607,587
Total Money Market Fund
(Cost $6,607,587)		6,607,587

See notes to financial statements.

16 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† – 41.5%
Collateralized Loan Obligations – 29.4%
Fortress Credit Opportunities
2005-1A, 0.61% due 07/15/192,3,5	4,840,874	$4,512,359
Muir Grove CLO Ltd.
2007-1A, 5.32% due 03/25/202,3,5	4,000,000	4,008,101
Garrison Funding 2015-1 Ltd.
2015-1A, 4.53% due 05/25/272,3,5	3,500,000	3,310,056
KKR Financial CLO Ltd.
2007-1A, 5.36% due 05/15/212,3,5	2,000,000	2,013,397
2007-1X, 5.36% due 05/15/212	1,000,000	1,006,699
Flatiron CLO 2013-1 Ltd.
2013-1A, 3.91% due 01/17/262,3,5	3,300,000	2,999,913
Fortress Credit Funding V, LP
2015-5A, 5.67% due 08/15/222,3,5	3,000,000	2,860,492
Newstar Trust
2012-2I, 6.99% due 01/20/233	3,000,000	2,793,664
TCW Global Project Fund II Ltd.
2004-1A, 2.27% due 06/24/162,3,5	2,886,487	2,394,341
JFIN CLO 2007 Ltd.
2007-1A, 3.11% due 07/20/213,5	2,500,000	2,351,663
Avery
2013-3X, due 01/18/256	2,399,940	2,011,630
FDF I Ltd.
2015-1A, 6.88% due 11/12/305	2,000,000	1,973,300
Jamestown CLO III Ltd.
2013-3A, 3.62% due 01/15/262,3,5	2,250,000	1,961,938
Dryden Senior Loan Fund
3.82% due 10/20/20	2,000,000	1,949,574
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.27% due 03/31/272,3,5	2,000,000	1,921,885
OHA Credit Partners VI Ltd.
2015-6A, 6.76% due 05/15/232,3,5	2,000,000	1,897,805
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.57% due 02/05/2723,,5	2,000,000	1,845,482
Voya CLO 2013-1 Ltd.
2013-1A, 3.82% due 04/15/242,3,5	2,000,000	1,835,454
Treman Park CLO Ltd.
2015-1A, due 04/20/275,6	2,000,000	1,816,470
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/255,6	2,000,000	1,752,687
ARES XXVI CLO Ltd.
2013-1A, due 04/15/255,6	3,700,000	1,705,061
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, due 10/04/245,6	2,600,000	1,703,399

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 17

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† – 41.5% (continued)
Collateralized Loan Obligations – 29.4% (continued)
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.05% due 10/22/263,5	1,750,000	$1,658,642
Finn Square CLO Ltd.
2012-1A, due 12/24/235,6	2,500,000	1,550,342
Mountain Hawk II CLO Ltd.
2013-2A, 3.44% due 07/22/242,3,5	1,750,000	1,484,142
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/242,5,6	2,600,000	1,482,271
Great Lakes CLO 2015-1 Ltd.
2015-1A, 4.07% due 07/15/263,5	1,500,000	1,479,144
Race Point VII CLO Ltd.
2012-7A, 4.59% due 11/08/242,3,5	1,500,000	1,469,466
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.52% due 05/01/222,3,5	1,500,000	1,453,719
Great Lakes CLO 2012-1 Ltd.
2012-1A, due 01/15/232,5,6	2,500,000	1,441,664
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.22% due 10/15/262,3,5	1,500,000	1,435,651
ALM XIV Ltd.
2014-14A, 3.77% due 07/28/262,3,5	1,500,000	1,376,270
Madison Park Funding VIII Ltd.
2014-8A, 4.17% due 04/22/222,3,5	1,300,000	1,278,305
Cerberus Onshore II CLO LLC
2014-1A, 4.32% due 10/15/232,3,5	1,250,000	1,201,219
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.56% due 07/25/253,5	750,000	696,270
2014-1A, 5.97% due 07/25/255	500,000	504,685
Babson CLO Limited 2012-II
2012-2A, due 05/15/235,6	2,000,000	1,199,316
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/235,6	2,500,000	1,151,727
KVK CLO Ltd.
2013-1A, due 04/14/252,5,6	2,300,000	1,131,532
MCF CLO I LLC
2013-1A, 6.07% due 04/20/233,5	1,250,000	1,114,850
Churchill Financial Cayman Ltd.
2007-1A, 8.37% due 07/10/192,5	1,000,000	1,005,670
Sound Point CLO I Ltd.
2012-1A, 4.89% due 10/20/235	1,000,000	995,281
Cent CLO 16, LP
2014-16A, 4.58% due 08/01/242,3,5	1,000,000	989,232
TCW Global Project Fund III Ltd.
2005-1A, 5.79% due 09/01/172,5	1,000,000	987,400

See notes to financial statements.

18 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† – 41.5% (continued)
Collateralized Loan Obligations – 29.4% (continued)
Golub Capital Partners CLO 25M Ltd.
2015-25A, 3.94% due 08/05/273,5	1,000,000	$980,800
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.57% due 04/28/262,3,5	1,000,000	970,302
Cerberus Onshore II CLO-2 LLC
2014-1A, 4.43% due 10/15/232,3,5	1,000,000	970,114
Voya CLO Ltd.
2015-3A, 4.27% due 10/15/222,3,5	1,000,000	966,893
Sound Point CLO III Ltd.
2013-2A, 4.22% due 07/15/252,3,5	1,000,000	947,161
VENTURE XIII CLO Ltd.
2013-13A, due 06/10/255,6	1,500,000	946,516
Kingsland VI Ltd.
2013-6A, 3.97% due 10/28/242,3,5	1,000,000	912,461
Atlas Senior Loan Fund IV Ltd.
2014-2A, 3.81% due 02/17/262,3,5	1,000,000	899,179
Keuka Park CLO Ltd.
2013-1A, due 10/21/245,6	1,500,000	890,165
Marathon CLO Ltd.
due 02/21/256	1,300,000	834,194
Ares XXV CLO Ltd.
2013-3A, due 01/17/245,6	1,750,000	801,103
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/275,6	1,050,000	777,185
Carlyle Global Market Strategies CLO Ltd.
2014-2A, 4.21% due 07/20/232,3,5	750,000	739,406
Newstar Commercial Loan Funding LLC
2014-1A, 5.06% due 04/20/253,5	500,000	476,535
2013-1A, 5.65% due 09/20/232,3,5	250,000	245,183
COA Summit CLO Limited 2014-1
2014-1A, 4.14% due 04/20/232,3,5	500,000	493,773
NXT Capital CLO 2013-1 LLC
2013-1A, 4.47% due 04/25/242,3,5	500,000	486,062
NewStar Commercial Loan Trust
2007-1A, 2.71% due 09/30/223,5	500,000	468,403
Great Lakes CLO Ltd.
2014-1A, 4.52% due 04/15/252,3,5	500,000	467,747
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.67% due 03/23/232,5	441,767	440,955
MCF CLO IV LLC
2014-1A, 6.20% due 10/15/253,5	500,000	428,067
West CLO Ltd.
2013-1A, due 11/07/255,6	1,350,000	425,245

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 19

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† – 41.5% (continued)
Collateralized Loan Obligations – 29.4% (continued)
Airlie CLO
2006-2A, 1.07% due 12/20/202,3,5	400,000	$385,185
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.31% due 04/25/262,5	300,000	278,720
Marathon CLO II Ltd.
2005-2A, due 12/20/193,5,6	3,000,000	107,048
Total Collateralized Loan Obligation		94,050,570
Collateralized Debt Obligation – 4.3%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.64% due 08/15/562,3,5	4,569,719	4,254,963
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/302,7	3,000,000	3,004,982
RAIT CRE CDO I Ltd.
2006-1X, 0.52% due 11/20/462	2,402,136	2,254,487
Highland Park CDO I Ltd.
2006-1A, 0.79% due 11/25/512,3,5	1,500,000	1,076,188
2006-1A, 0.72% due 11/25/513,5	1,082,897	1,050,023
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/413,5	1,750,000	1,618,926
Putnam Structured Product CDO Ltd.
2002-1A, 0.87% due 01/10/382,3,5	740,086	700,570
Total Collateralized Debt Obligations		13,960,139
Transportation – 3.2%
Airplanes Pass Through Trust
2001-1A, 0.74% due 03/15/192,3,7	12,068,641	3,741,278
ECAF I Ltd.
2015-1A, 5.80% due 07/15/402,5	2,750,000	2,731,846
Stripes
2013-1 A1, 3.70% due 03/20/23†††	1,939,226	1,909,459
Turbine Engines Securitization Ltd.
2013-1A, 6.37% due 12/13/485	789,097	783,652
Rise Ltd.
2014-1AB, 6.50% due 02/12/39†††	445,312	443,086
BBAM Acquisition Finance
5.38% due 09/17/18†††	432,986	432,986
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/182,7	21,607	20,842
Total Transportation		10,063,149
Aircraft – 2.9%
AASET
2014-1, 7.38% due 12/15/293	3,717,949	3,674,077
2014-1, 5.13% due 12/15/293	1,858,974	1,816,218

See notes to financial statements.

20 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
ASSET BACKED SECURITIES†† – 41.5% (continued)
Aircraft – 2.9% (continued)
Castlelake Aircraft Securitization Trust 2014-1
2014-1, 7.50% due 02/15/295	2,160,564	$2,133,557
2014-1, 5.25% due 02/15/295	1,800,303	1,771,678
Total Aircraft		9,395,530
Other – 0.8%
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/382,5,8	1,478,646	1,504,176
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	1,178,565	1,014,426
Total Other		2,518,602
Financial – 0.5%
NCBJ 2015-1 A
5.88% due 07/08/22†††	1,500,000	1,506,060
Insurance – 0.3%
Northwind Holdings LLC
2007-1A, 1.10% due 12/01/3723,,5	734,563	672,125
Insurance Note Capital VII
2005-1R1A, 0.48% due 06/09/332,3,5	209,200	190,665
Total Insurance		862,790
Credit Cards – 0.1%
Credit Card Pass-Through Trust 2012-BIZ
2012-BIZ, 0.00%5,6,9	444,254	361,356
Total Credit Cards		361,356
Total Asset Backed Securities
(Cost $142,350,712)		132,718,196
SENIOR FLOATING RATE INTERESTS††,3 – 40.1%
Industrial – 9.8%
SRS Distribution, Inc.
5.25% due 08/25/22	2,500,000	2,481,249
Data Device Corp.
7.00% due 07/15/20	2,496,244	2,477,522
Alion Science & Technology Corp.
5.50% due 08/19/21	2,493,750	2,467,266
Quanex Building Products Corp.
6.25% due 11/02/22	2,000,000	1,982,500
Prolamina
5.00% due 08/18/22	2,000,000	1,981,660
National Technical
7.00% due 06/12/21†††,1	1,689,882	1,673,271
SIRVA Worldwide, Inc.
7.50% due 03/27/19	1,708,428	1,644,362

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 21

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 – 40.1% (continued)
Industrial – 9.8% (continued)
CareCore National LLC
5.50% due 03/05/21	1,837,035	$1,616,591
CPM Acquisition, Inc.
5.50% due 08/17/22	1,482,759	1,474,426
HBC Hardware Holdings
6.75% due 03/30/20†††	1,485,000	1,440,450
LSFP Cypress (Foundation)
7.25% due 10/09/22	1,500,000	1,432,500
DAE Aviation Holdings, Inc.
5.25% due 07/07/22	1,000,000	994,060
PLZ Aeroscience
5.25% due 07/31/22	1,000,000	992,500
CPM Holdings
6.00% due 04/11/22	997,500	985,031
American Tire Distributors, Inc.
5.25% due 09/01/21	938,231	937,837
Bioplan / Arcade
5.75% due 09/23/21	898,000	765,545
Hunter Defense Technologies
6.50% due 08/05/19†††,1	760,000	746,026
Ranpak
8.25% due 10/03/22	700,000	691,250
Flakt Woods
4.75% due 03/20/17†††,1	656,929 EUR	685,313
Mitchell International, Inc.
8.50% due 10/11/21	700,000	685,125
AlliedBarton Security Services LLC
8.00% due 08/13/21	726,027	684,281
GYP Holdings III Corp.
4.75% due 04/01/21	673,291	650,850
Mast Global
8.75% due 09/12/19†††,1	549,737	546,235
NaNa Development Corp.
8.00% due 03/15/18	560,294	535,081
Knowledge Universe Education LLC
6.00% due 08/12/22	500,000	489,375
SI Organization
5.75% due 11/22/19	308,038	306,113
Doncasters Group Ltd.
9.50% due 10/09/20	101,379	99,352
Carey International, Inc.
9.00% due 07/31/16†††,1	42,224	19,550
Total Industrial		31,485,321

See notes to financial statements.

22 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 – 40.1% (continued)
Consumer, Cyclical – 6.8%
Boot Barn Holdings, Inc.
5.50% due 06/29/21†††,1	1,995,000	$1,976,455
Mavis Tire
6.25% due 10/31/20†††,1	1,995,000	1,967,392
Belk, Inc.
5.75% due 11/18/22	2,200,000	1,956,636
BIG JACK Holdings
5.75% due 07/01/22	2,000,000	1,950,000
Sears Holdings Corp.
5.50% due 06/30/18†††,1	1,983,933	1,863,250
Thame & London Ltd.
6.00% due 06/19/17	1,000,000 GBP	1,499,970
Navistar, Inc.
6.50% due 08/07/20	1,500,000	1,366,875
Fitness International LLC
5.50% due 07/01/20	1,308,438	1,239,745
National Vision, Inc.
6.75% due 03/11/22	1,200,000	1,152,000
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,102,665	1,086,125
Sky Bet Cyan Blue HoldCo
6.50% due 02/25/22	650,000 GBP	980,590
Med Finance Merge - MyEyeDr
7.25% due 08/14/21†††,1	804,878	797,226
5.69% due 08/14/21†††,1	146,341	144,950
Eyemart Express
5.00% due 12/17/21	935,000	923,313
Transfirst
9.00% due 11/11/22	600,000	589,998
Talbots, Inc.
5.50% due 03/19/20	518,421	498,115
ABRA Auto Body
8.25% due 09/19/22	500,000	480,000
Ollies Bargain Outlet
4.75% due 09/28/19	477,807	473,029
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	361,073	357,462
GCA Services Group, Inc.
9.25% due 11/02/20	320,000	313,600
Capital Automotive LP
6.00% due 04/30/20	210,000	210,699
Deb Stores Holding LLC
1.50% due 10/11/16†††,1	654,038	1
Total Consumer, Cyclical		21,827,431

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 23

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 – 40.1% (continued)
Technology – 5.2%
Insight Venture
7.25% due 07/15/21†††,1	1,650,000 GBP	$2,446,516
TIBCO Software, Inc.
6.50% due 12/04/20	2,432,869	2,226,075
Linxens MicroConnections
5.00% due 10/16/22	2,000,000	1,968,760
PowerSchool, Inc.
5.50% due 07/29/21†††,1	1,000,000	990,557
6.00% due 07/30/21	588,000	582,190
Deltek, Inc.
5.00% due 06/25/22	1,388,813	1,376,661
Greenway Medical Technologies
6.00% due 11/04/20	1,080,750	1,048,328
Sparta Holding Corp.
6.50% due 07/28/20†††,1	990,000	982,313
Epicor Software
4.75% due 06/01/22	997,500	978,089
Touchtunes Interactive
5.75% due 05/28/21	897,750	894,383
MRI Software LLC
5.25% due 06/23/21	748,125	741,579
EIG Investors Corp.
5.00% due 11/09/19	724,506	712,132
Active Network, Inc.
5.50% due 11/13/20	590,981	577,684
Advanced Computer Software
10.50% due 01/31/23	500,000	480,625
Aspect Software, Inc.
7.25% due 05/07/16	467,141	426,266
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	343,875	336,998
Total Technology		16,769,156
Consumer, Non-cyclical – 4.7%
AT Home Holding III
5.00% due 06/03/22	1,990,000	1,940,251
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.00% due 08/19/21	1,500,000	1,473,750
1.40% due 08/19/21	66,667	57,205
Performance Food Group
6.25% due 11/14/19	1,299,196	1,294,869
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	1,141,579	1,139,295
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,131,000	1,117,801

See notes to financial statements.

24 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 – 40.1% (continued)
Consumer, Non-cyclical – 4.7% (continued)
Sho Holding I Corp.
6.00% due 10/27/22	1,000,000	$990,000
Taxware Holdings
7.50% due 04/01/22†††,1	997,500	988,455
Americold Realty
6.50% due 12/01/22	1,000,000	987,500
IHC Holding Corp.
7.00% due 04/30/21†††,1	997,500	983,992
Affordable Care Holding
5.75% due 10/24/22	1,000,000	980,000
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	988,700	934,321
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	853,705	843,298
Pelican Products, Inc.
5.25% due 04/10/20	394,000	386,120
CTI Foods Holding Co. LLC
8.25% due 06/28/21	380,000	345,800
NES Global Talent
6.50% due 10/03/19	340,900	317,037
Targus Group International, Inc.
13.75% due 05/24/16†††,1	228,929	143,424
Rite Aid Corp.
5.75% due 08/21/20	100,000	100,292
Total Consumer, Non-cyclical		15,023,410
Financial – 4.1%
Acrisure LLC
5.25% due 05/19/22	2,295,239	2,191,952
Trademonster
7.25% due 08/29/19†††,1	1,485,000	1,479,450
American Stock Transfer & Trust
5.75% due 06/26/20	1,473,104	1,443,641
Expert Global Solutions, Inc.
8.50% due 04/03/18	952,000	943,271
12.50% due 10/03/18	441,015	438,810
13.00% due 10/03/18	8,985	9,007
Hyperion Insurance
5.50% due 04/29/22	1,297,744	1,291,256
Safe-Guard
6.25% due 08/19/21	1,259,333	1,196,367
Assured Partners, Inc.
5.75% due 10/21/22	1,000,000	993,750
Integro Parent, Inc.
6.75% due 10/31/22	1,000,000	967,806

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 25

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 – 40.1% (continued)
Financial – 4.1% (continued)
Ryan LLC
6.75% due 08/07/20	987,500	$962,813
Magic Newco, LLC
12.00% due 06/12/19	750,000	804,375
HDV Holdings
5.75% due 09/17/20	179,100	177,545
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	116,932	75,421
Total Financial		12,975,464
Communications – 4.0%
Avaya, Inc.
6.50% due 03/30/18	1,677,965	1,424,173
6.25% due 05/29/20	1,392,293	1,053,353
GOGO LLC
11.25% due 03/21/18	1,383,852	1,383,852
7.50% due 03/21/18	858,289	823,957
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	2,188,851	2,152,605
Neptune Finco Corp.
5.00% due 10/10/22	2,000,000	1,992,860
Anaren, Inc.
9.25% due 08/18/21	1,000,000	982,500
5.50% due 02/18/21	982,500	953,025
Asurion Corp.
5.00% due 08/04/22	1,885,275	1,741,051
5.00% due 05/24/19	138,079	129,967
Total Communications		12,637,343
Basic Materials – 2.8%
Zep, Inc.
5.75% due 06/27/22	1,995,000	1,982,531
Platform Specialty Products Corp.
5.50% due 06/07/20	2,000,000	1,944,380
PetroChoice Holdings
6.00% due 08/19/22	1,500,000	1,462,500
Atkore International, Inc.
7.75% due 10/08/21	1,350,000	1,171,125
4.50% due 04/09/21	250,000	230,625
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	2,364,590	1,207,903
Hoffmaster Group, Inc.
5.25% due 05/08/20	740,625	731,834

See notes to financial statements.

26 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 – 40.1% (continued)
Basic Materials – 2.8% (continued)
Ennis Flint Road Infrastructure
7.75% due 09/30/21	140,000	$133,000
Total Basic Materials		8,863,898
Energy – 1.2%
PSS Companies
5.50% due 01/28/20	1,877,261	1,501,809
Invenergy Thermal
6.50% due 10/19/22	1,500,000	1,462,500
Cactus Wellhead
7.00% due 07/31/20	990,000	767,250
Total Energy		3,731,559
Utilities – 0.8%
Panda Stonewall
6.50% due 11/12/21	1,875,000	1,790,625
ExGen Renewables I LLC
5.25% due 02/08/21	645,109	643,497
Total Utilities		2,434,122
Transportation – 0.7%
Travelport Holdings LLC
5.75% due 09/02/21	847,859	831,165
OneSky
15.00% due 06/03/19†††,1	511,419	526,762
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	578,171	498,193
Ceva Logistics US Holdings
6.50% due 03/19/21	255,271	219,959
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	185,071	159,470
Ceva Logistics Canada, ULC
6.50% due 03/19/21	31,909	27,495
Total Transportation		2,263,044
Total Senior Floating Rate Interests
(Cost $132,963,497)		128,010,748
CORPORATE BONDS†† – 33.8%
Financial – 15.4%
JPMorgan Chase & Co.
5.00%2,9,10	3,100,000	2,975,999
6.10%2,9,10	1,000,000	1,015,500
6.00%2,9,10	1,000,000	1,003,720

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 27

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† – 33.8% (continued)
Financial – 15.4% (continued)
Citigroup, Inc.
5.95%2,9,10	3,000,000	$2,875,949
5.87%2,9,10	1,000,000	987,450
Bank of America Corp.
6.10%2,9,10	1,750,000	1,759,844
6.50%2,9,10	1,000,000	1,056,250
6.25%2,9,10	900,000	913,230
Fifth Third Bancorp
4.90%2,9,10	3,000,000	2,831,249
5.10%2,9,10	815,000	734,519
HSBC Holdings plc
6.37%2,9,10	3,000,000	2,972,255
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/212,5	2,150,000	2,036,050
7.37% due 04/01/202,5	950,000	920,313
Wells Fargo & Co.
5.90%2,9,10	2,700,000	2,750,625
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	2,905,000	2,712,602
Customers Bank
6.12% due 06/26/292,7,10	2,500,000	2,531,250
Barclays plc
6.63%2,9,10	1,362,000	1,342,105
8.25%2,9,10	950,000	1,016,407
AmTrust Financial Services, Inc.
6.12% due 08/15/232	1,910,000	2,001,220
NewStar Financial, Inc.
7.25% due 05/01/202	1,950,000	1,930,500
National Financial Partners Corp.
9.00% due 07/15/212,5	1,850,000	1,776,000
Citizens Financial Group, Inc.
5.50%2,5,9,10	1,700,000	1,674,500
Cadence Bank North America
6.24% due 06/28/292,7,10	1,600,000	1,604,000
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	1,000,000 GBP	1,558,970
Greystar Real Estate Partners LLC
8.25% due 12/01/222,5	1,100,000	1,157,750
Atlas Mara Ltd.
8.00% due 12/31/20	1,200,000	992,400
Corporation Financiera de Desarrollo S.A.
5.24% due 07/15/292,5,10	1,000,000	990,000
Kennedy-Wilson, Inc.
5.87% due 04/01/242	1,000,000	987,500

See notes to financial statements.

28 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† – 33.8% (continued)
Financial – 15.4% (continued)
Pacific Beacon LLC
5.63% due 07/15/515	723,562	$661,076
Tri-Command Military Housing LLC
5.38% due 02/15/485	559,657	533,443
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/202,5	400,000	389,000
Prosight Global Inc.
7.50% due 11/26/20†††	250,000	258,915
Credit Acceptance Corp.
6.12% due 02/15/212	60,000	58,950
Total Financial		49,009,541
Industrial – 4.2%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,2,5	1,962,628	1,952,815
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/192	1,800,000	1,467,000
Novelis, Inc.
8.75% due 12/15/202	1,200,000	1,167,000
8.37% due 12/15/17	300,000	297,000
LMI Aerospace, Inc.
7.37% due 07/15/192	1,425,000	1,396,500
BMBG Bond Finance SCA
4.95% due 10/15/203,5	1,200,000 EUR	1,275,130
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/232,5	1,200,000	1,200,000
Interoute Finco plc
7.37% due 10/15/20	1,000,000 EUR	1,136,102
Reliance Intermediate Holdings, LP
6.50% due 04/01/232,5	1,000,000	1,037,500
BHP Billiton Finance USA Ltd.
6.75% due 10/19/752,3,5	1,000,000	997,500
First Data Corp.
7.00% due 12/01/235	500,000	504,375
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/192,5	500,000	472,500
CEVA Group plc
7.00% due 03/01/212,5	350,000	302,750
Total Industrial		13,206,172
Consumer, Cyclical – 3.6%
HP Communities LLC
6.82% due 09/15/532,5	985,507	1,044,381
6.16% due 09/15/53†††,5	1,000,000	995,750

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 29

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† – 33.8% (continued)
Consumer, Cyclical – 3.6% (continued)
NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc
10.50% due 01/15/202	1,855,000	$1,938,475
Nathan’s Famous, Inc.
10.00% due 03/15/202,5	1,804,000	1,894,200
WMG Acquisition Corp.
6.75% due 04/15/222,5	2,130,000	1,890,375
PF Chang’s China Bistro, Inc.
10.25% due 06/30/202,5	1,255,000	1,157,738
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/232,5	1,150,000	1,029,020
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/252,5	950,000	850,250
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/172,5	600,000	631,500
Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC
5.87% due 05/15/212,5	150,000	148,500
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 07/02/202	14,547	14,784
Total Consumer, Cyclical		11,594,973
Consumer, Non-cyclical – 2.7%
Vector Group Ltd.
7.75% due 02/15/212	2,190,000	2,326,875
Bumble Bee Holdings, Inc.
9.00% due 12/15/172,5	2,082,000	2,126,243
Central Garden & Pet Co.
8.25% due 03/01/182	1,538,000	1,570,913
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/222,5	1,475,000	1,430,750
Bumble Bee Holdco SCA
9.63% due 03/15/185,13	900,000	911,250
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/212,5	250,000	261,093
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.37% due 08/01/232,5	80,000	76,800
Total Consumer, Non-cyclical		8,703,924
Communications – 2.3%
MDC Partners, Inc.
6.75% due 04/01/202,5	2,350,000	2,404,344
Sprint Communications, Inc.
7.00% due 03/01/202,5	1,800,000	1,837,125
Midcontinent Communications & Midcontinent Finance Corp.
6.87% due 08/15/232,5	1,300,000	1,322,750

See notes to financial statements.

30 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† – 33.8% (continued)
Communications – 2.3% (continued)
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/212	725,000	$791,156
CSC Holdings LLC
6.75% due 11/15/212	500,000	472,500
Avaya, Inc.
7.00% due 04/01/192,5	530,000	417,375
DISH DBS Corp.
5.87% due 11/15/242	250,000	223,750
Total Communications		7,469,000
Basic Materials – 1.9%
Eldorado Gold Corp.
6.12% due 12/15/202,5	1,700,000	1,566,125
Newcrest Finance Pty Ltd.
4.20% due 10/01/222,5	1,750,000	1,564,749
Yamana Gold, Inc.
4.95% due 07/15/242	1,650,000	1,466,327
TPC Group, Inc.
8.75% due 12/15/202,5	1,710,000	1,188,450
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	1,265,136	392,192
1.00% due 09/10/44†††,1	27,743	–
Total Basic Materials		6,177,843
Energy – 1.6%
ContourGlobal Power Holdings S.A.
7.12% due 06/01/192,5	2,200,000	2,189,000
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	1,950,000	1,482,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/212	1,425,000	484,500
IronGate Energy Services LLC
11.00% due 07/01/182,7	600,000	358,500
Ultra Resources, Inc.
4.51% due 10/12/20†††	500,000	321,295
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/222,7,11	1,173,200	299,166
Total Energy		5,134,461
Technology – 0.9%
Lock AS
7.00% due 08/15/21	1,200,000 EUR	1,343,668
Aspect Software, Inc.
10.62% due 05/15/172	1,065,000	889,275

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 31

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† – 33.8% (continued)
Technology – 0.9% (continued)
Epicor Software
9.24% due 06/21/23†††,1,2	500,000	$485,980
Total Technology		2,718,923
Utilities – 0.6%
LBC Tank Terminals Holding Netherlands BV
6.87% due 05/15/232,5	1,150,000	1,164,375
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	850,000	846,129
Total Utilities		2,010,504
Diversified – 0.6%
Opal Acquisition, Inc.
8.87% due 12/15/212,5	1,705,000	1,470,563
HRG Group, Inc.
7.87% due 07/15/192	300,000	318,339
Total Diversified		1,788,902
Total Corporate Bonds
(Cost $113,341,995)		107,814,243
COLLATERALIZED MORTGAGE OBLIGATIONS†† – 4.4%
Commercial Mortgage Backed Securities – 3.0%
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/302,5	6,000,000	5,867,487
Capmark Military Housing Trust
2007-AETC, 5.74% due 02/10/52†††,2,5	1,936,666	1,880,813
2007-AET2, 6.06% due 10/10/522,5	490,440	470,724
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,2,5	1,427,244	1,447,267
Total Commercial Mortgage Backed Securities		9,666,291
Residential Mortgage Backed Securities – 1.4%
Nomura Resecuritization Trust
2012-1R, 0.63% due 08/27/472,3,5	2,986,063	2,825,413
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/372,8	1,593,458	858,738
2006-6, 5.75% due 01/25/372,8	672,074	389,061
GSAA Home Equity Trust
2007-7, 0.49% due 07/25/372,3	559,050	482,180
New Century Home Equity Loan Trust
2004-A, 4.57% due 08/25/343	31,923	31,537
Total Residential Mortgage Backed Securities		4,586,929
Total Collateralized Mortgage Obligations
(Cost $14,130,552)		14,253,220

See notes to financial statements.

32 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Face
	Amount~	Value
MUNICIPAL BONDS†† – 3.0%
Illinois – 2.3%
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/402	2,350,000	$2,145,644
5.43% due 01/01/422	1,750,000	1,544,655
6.05% due 01/01/292	1,500,000	1,440,870
State of Illinois General Obligation Unlimited
5.65% due 12/01/382	1,250,000	1,206,425
6.90% due 03/01/352	1,000,000	1,050,730
Total Illinois		7,388,324
Puerto Rico – 0.7%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds
0.00% due 08/01/4112	6,000,000	1,147,260
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.25% due 07/01/352	1,000,000	941,640
Total Puerto Rico		2,088,900
Total Municipal Bonds
(Cost $9,515,632)		9,477,224
FOREIGN GOVERNMENT BONDS†† – 2.3%
Kenya Government International Bond
6.87% due 06/24/242,5	4,250,000	3,872,813
Dominican Republic International Bond
6.85% due 01/27/452,5	3,450,000	3,385,312
Total Foreign Government Bonds
(Cost $7,960,911)		7,258,125
Total Investments – 149.3%
(Cost $498,501,370)		$476,523,719

	Contracts	Value
CALL OPTIONS WRITTEN†,* – (0.2)%
Call options on:
Consumer Discretionary Select Sector SPDR Fund Expiring December 2015 with
strike price of $83.00	95	$(2,470)
Industrial Select Sector SPDR Fund Expiring December 2015 with strike price of $55.00	139	(7,645)
SPDR S&P MidCap 400 ETF Trust Expiring December 2015 with strike price of $270.00	58	(8,555)
Materials Select Sector SPDR Fund Expiring December 2015 with strike price of $46.00	167	(8,684)
SPDR Dow Jones Industrial Average ETF Trust Expiring December 2015 with strike
price of $182.00	430	(13,760)
Energy Select Sector SPDR Fund Expiring December 2015 with strike price of $68.00	113	(18,363)
SPDR S&P 500 ETF Trust Expiring December 2015 with strike price of $214.00	732	(30,012)
iShares Russell 2000 Index ETF Expiring December 2015 with strike price of $120.00	263	(36,820)

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 33

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

	Contracts	Value
CALL OPTIONS WRITTEN†,* – (0.2)% (continued)
SPDR S&P 500 ETF Trust Expiring January 2016 with strike price of $209.00	1,466	$(527,760)
Total Call Options Written
(Premiums received $784,184)		(654,069)
Other Assets & Liabilities, net – (49.1)%		(156,624,366)
Total Net Assets – 100.0%		$319,245,284

~	The face amount is denominated in U.S. Dollars, unless otherwise indicated.

*	Non-income producing security.

**	Less than 0.1%.

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

1	Security was fair valued by the Valuation Committee as of November 30, 2015. The total market value of fair valued securities amounts to $22,827,749, (cost $27,088,921) or 7.2% of total net assets.

2
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of November 30, 2015, the total market value of the segregated securities was $281,270,998.

3	Variable rate security. Rate indicated is rate effective as of November 30, 2015.

4	Security represents cover for outstanding written option.

5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $171,507,771 (cost $185,868,655), or 53.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	Security has no stated coupon. However, it is expected to receive residual cashflow payments on defined deal dates.

7
Security is a 144A or Section 4(a)(2) security. These securities are illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $11,560,018 (cost $18,077,789), or 3.6% of total net assets - see Note 12.

8	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

9	Perpetual maturity.

10	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

11	Security is in default.

12	Zero coupon rate security.

13	Security is a pay in-kind bond.

14	Rate indicated is the 7-day yield as of November 30, 2015.

See notes to financial statements.

34 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

BV	Limited Liability Company
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EUR	Euro
FCB	Farmers Credit Bureau
GBP	Great Britain Pound
LLC	Limited Liability Company
LP	Limited Partnership
NV	Publicly Traded Company
plc	Public Limited Company
SA	Corporation
SCA	Limited Partnership
ULC	Unlimited Liability Corporation

See sector classification in Supplemental Information section.

Country Diversification
% of Long-Term
Country	Investments
United States	90.4%
United Kingdom	2.3%
Canada	1.7%
Luxembourg	1.3%
Kenya	0.8%
Marshall Islands	0.8%
Dominican Republic	0.7%
Saint Maarten	0.4%
Australia	0.3%
Bermuda	0.3%
Ireland	0.3%
Netherlands	0.3%
Peru	0.2%
France	0.1%
Cayman Islands	0.1%
Total Long-Term Investments	100.0%

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 35

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2015 (see Note 4 in the Notes to Financial Statements):

		Level 2		Level 3
	Level 1	Significant		Significant
	Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Assets:
Corporate Bonds	$–	$99,212,694		$8,601,549	$107,814,243
Asset Backed Securities	–	127,412,179		5,306,017	132,718,196
Collateralized Mortgage Obligations	–	10,925,140		3,328,080	14,253,220
Senior Floating Rate Interests	–	107,609,160		20,401,588	128,010,748
Municipal Bonds	–	9,477,224		–	9,477,224
Foreign Government Bonds	–	7,258,125		–	7,258,125
Common Stocks	–	260,070		379	260,449
Preferred Stocks	8,926,217	–		–	8,926,217
Exchange-Traded Funds	61,197,710	–		–	61,197,710
Money Market Fund	6,607,587	–		–	6,607,587
Forward Foreign Currency Exchange Contracts	–	192,436	*	–	192,436
Total Assets	$76,731,514	$362,347,028		$37,637,613	$476,716,155
Liabilities:
Options Written	654,069	–		–	654,069
Unfunded Commitments	–	680,285		–	680,285
Forward Foreign Currency Exchange Contracts	–	1,874	*	–	1,874
Total Liabilities	$654,069	$682,159		$–	$1,336,228
*  These amounts are reported as unrealized gain/(loss) as of November 30, 2015.

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

See notes to financial statements.

36 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Ending Balance at
Category	11/30/15	Valuation Technique	Unobservable Inputs
Corporate Bonds	$6,241,377	Option adjusted spread	Indicative Quote
		off the month end broker
		quote over the 3 month
		LIBOR
Corporate Bonds	$1,967,980	Enterprise Value	Valuation Multiple*
Corporate Bonds	$392,192	Model Priced	Liquidation Value

Asset Backed Securities	$3,799,957	Option adjusted spread	Indicative Quote
		off the month end broker
		quote over the 3 month
		LIBOR
Asset Backed Securities	$1,506,060	Enterprise Value	Valuation Multiple*

Collateralized Mortgage Obligations	$3,328,080	Option adjusted spread	Indicative Quote
		off the month end broker
		quote over the 3 month
		LIBOR
Senior Floating Rate Interests	$1,440,450	Option adjusted spread	Indicative Quote
		off the month end broker
		quote over the 3 month
		LIBOR
Senior Floating Rate Interests	$18,817,714	Enterprise Value	Valuation Multiple*

Senior Floating Rate Interests	$143,424	Model Priced	Valuation Multiple*

Common Stocks	$379	Model Priced	Liquidation Value
*	Valuation multiples utilized ranged from 5.5 to 14.

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of November 30, 2015, the Fund had securities with a total value of $10,220,619 transferred from Level 2 to Level 3 due to lack of multiple vendor prices. As of November 30, 2015, the Fund had a security with a total value of $379 transferred from Level 1 to Level 3 due to security being halted on the principal exchange on which it trades. The Fund had a security with a total value of $361,356 transferred from Level 3 to Level 2 due to availability of market price information at the period end.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 37

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2015

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the six months ended November 30, 2015:

		Senior
	Asset	Floating		Collateralized
	Backed	Rate	Corporate	Mortgage	Common
	Securities	Interests	Bonds	Obligations	Stocks	Total
Assets:
Beginning Balance	$1,725,304	$7,040,630	$3,787,867	$4,392,687	$–	$16,946,488
Paydowns Received	(123,399)	(1,829,816)	(25,000)	(17,538)	–	(1,995,753)
Payment-in-kind
Distributions
Received	–	48,907	57,644	–	–	106,551
Realized Gain/Loss	–	29,000	–	90,507	–	119,507
Change in Unrealized
Gain/Loss	(285,348)	(162,506)	(1,367,859)	(118,670)	–	(1,934,383)
Purchases	3,474,744	11,082,223	997,500	–	–	15,554,467
Sales	–	–	–	(1,018,906)	–	(1,018,906)
Transfers into Level 3	876,072	4,193,150	5,151,397	–	379	10,220,998
Transfers out of Level 3	(361,356)	–	–	–	–	(361,356)
Ending Balance	$5,306,017	$20,401,588	$8,601,549	$3,328,080	$379	$37,637,613

See notes to financial statements.

38 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2015

ASSETS:
Investments, at value (cost $498,501,370)	$476,523,719
Cash	1,065,988
Restricted cash	40,000
Unrealized appreciation on forward foreign currency exchange contracts	192,436
Receivables:
Interest	4,064,810
Investments sold	1,982,700
Tax reclaims	17,254
Dividends	7,104
Other assets	11,083
Total assets	483,905,094
LIABILITIES:
Reverse repurchase agreements	102,423,351
Borrowings	50,519,955
Options written, at value (premiums received $784,184)	654,069
Interest payable on borrowings	257,133
Unrealized depreciation on forward foreign currency exchange contracts	1,874
Unfunded loan commitments, at value (Note 10) (Commitment fees received $770,776)	680,285
Payable for:
Investments purchased	9,102,063
Investment advisory fees	392,704
Offering costs	252,870
Excise tax	160,000
Trustees’ fees and expenses*	25,784
Fund accounting fees	11,041
Administration fees	8,841
Accrued expenses and other liabilities	169,840
Total liabilities	164,659,810
NET ASSETS	$319,245,284
NET ASSETS CONSIST OF:
Common Stock, $0.01 par value per share, unlimited number of shares authorized,
17,658,965 shares issued and outstanding	$176,590
Additional paid-in capital	343,011,919
Distributions in excess of net investment income	(11,242,753)
Accumulated net realized gain on investments	8,868,903
Net unrealized depreciation on investments	(21,569,375)
NET ASSETS	$319,245,284
Net asset value	$18.08
*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 39

STATEMENT OF OPERATIONS	November 30, 2015
For the Six Months Ended November 30, 2015 (Unaudited)

INVESTMENT INCOME:
Interest	$12,420,429
Dividends	702,481
Total investment income	13,122,910
EXPENSES:
Investment advisory fees	2,414,039
Interest expense	864,098
Excise tax expense	160,000
Professional fees	73,926
Fund accounting fees	59,195
Trustees’ fees and expenses*	58,091
Administration fees	55,799
Printing fees	44,350
Custodian fees	23,672
Registration and filings	16,088
Transfer agent fees	9,806
Insurance	5,283
Miscellaneous	1,796
Total expenses	3,786,143
Net investment income	9,336,767
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
Investments	7,722,115
Foreign currency transactions	361,755
Written options	1,254,006
Net realized gain	9,337,876
Net change in unrealized appreciation (depreciation) on:
Investments	(26,447,926)
Foreign currency translations	52,843
Written options	(37,882)
Net change in unrealized appreciation (depreciation)	(26,432,965)
Net realized and unrealized loss	(17,095,089)
Net decrease in net assets resulting from operations	$(7,758,322)
*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.

40 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2015

	Period Ended
November 30, 2015		Year Ended
	(Unaudited)	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,336,767	$21,075,117
Net realized gain on investments	9,337,876	4,002,372
Net change in unrealized (appreciation) depreciation on investments	(26,432,965)	(6,936,820)
Net increase (decrease) in net assets resulting from operations	(7,758,322)	18,140,669
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,240,876)	(23,319,305)
Capital gains	—	(12,572,692)
Total distributions to shareholders	(19,240,876)	(35,891,997)
SHAREHOLDER TRANSACTIONS:
Net proceeds from shares issued through at-the-market offering	2,651,487	40,902,208
Reinvestments	621,603	2,084,665
Common share offering costs charged to paid-in capital	(16,151)	(248,803)
Net increase in net assets resulting from shareholder transactions	3,256,939	42,738,070
Net increase (decrease) in net assets	(23,742,259)	24,986,742
NET ASSETS:
Beginning of period	342,987,543	318,000,801
End of period	$319,245,284	$342,987,543
Distributions in excess of net investment income at end of period	$(11,242,753)	$(1,338,644)

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 41

STATEMENT OF CASH FLOWS	November 30, 2015
For the Six Months Ended November 30, 2015 (Unaudited)

Cash Flows from Operating Activities:
Net Decrease in net assets resulting from operations	$(7,758,322)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to
Net Cash Provided by Operating and Investing Activities:
Net change in unrealized appreciation (depreciation) on investments	26,447,926
Net change in unrealized appreciation (depreciation) on written options	37,882
Net change in unrealized appreciation (depreciation) on foreign currency translations	(52,843)
Net realized gain on investments	(7,722,115)
Net realized gain on written options	(1,254,006)
Net accretion of bond discount and amortization of bond premium	(1,617,802)
Purchase of long-term investments	(336,316,236)
Paydowns received on mortgage and asset backed securities	21,728,275
Proceeds from written options	5,549,495
Cost of closing written options	(2,558,534)
Proceeds from sales of long-term investments	333,316,057
Other payments	50,391
Net purchases of short-term investments	(2,026,471)
Decrease in dividends receivable	29,678
Decrease in interest receivable	212,812
Decrease in investments sold receivable	816,086
Increase in tax reclaims receivable	(9,409)
Increase in other assets	(9,688)
Decrease in investments purchased payable	(8,687,346)
Increase in interest payable on borrowings	153,817
Increase in fair value of unfunded loans	619,351
Decrease in investment advisory fees payable	(30,039)
Decrease in administration fees payable	(635)
Increase in trustees’ fees and expenses payable	3,722
Decrease in fund accounting fees payable	(1,870)
Increase in excise tax payable	160,000
Decrease in accrued expenses and other liabilities	(12,613)
Net Cash Provided by Operating and Investing Activities	21,067,563
Cash Flows From Financing Activities:
Net proceeds from the issuance of common shares	2,651,487
Decrease in receivable for fund shares sold through at-the-market offering	262,025
Distributions to common shareholders	(18,619,273)
Decrease in reverse repurchase agreements	(12,334,812)
Proceeds from borrowings	8,000,000
Payments made on borrowings	(2,969,000)
Offering costs in connection with the issuance of common shares	(3,531)
Net Cash Used in Financing Activities	(23,013,104)
Net decrease in cash	(1,945,541)
Cash at Beginning of Period (including foreign currency and restricted cash)	3,051,529
Cash at End of Period (including foreign currency and restricted cash)	$1,105,988
Supplemental Disclosure of Cash Flow Information: Cash paid during the period for interest	$737,788
Supplemental Disclosure of Non Cash Financing Activity: Dividend reinvestment	$621,603
Supplemental Disclosure of Non Cash Operating Activity: Additional principal received
on payment-in-kind bonds	$111,473

See notes to financial statements.

42 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2015

	Period
	Ended
	November 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015		May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value, beginning of period	$19.61		$20.56	$20.95	$19.00	$20.11	$17.56
Income from investment operations:
Net investment income(a)	0.53		1.28	1.44	1.68	1.80	1.94
Net gain (loss) on investments (realized and unrealized)	(0.97)		(0.05)	0.35	2.22	(1.06)	2.49
Total from investment operations	(0.44)		1.23	1.79	3.90	0.74	4.43
Less distributions:
From and in excess of net investment income	(1.09)		(1.42)	(1.82)	(1.78)	(1.85)	(1.88)
Capital gains	—		(0.76)	(0.36)	(0.17)	—	—
Total distributions to shareholders	(1.09)		(2.18)	(2.18)	(1.95)	(1.85)	(1.88)
Net asset value, end of period	$18.08		$19.61	$20.56	$20.95	$19.00	$20.11
Market value, end of period	$17.69		$21.21	$21.83	$21.91	$21.08	$22.32
Total Return(b)
Net asset value	-2.27%		6.39%	9.20%	21.37%	4.09%	26.14%
Market value	-11.52%		8.08%	10.71%	14.10%	3.81%	40.85%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$319,245		$342,988	$318,001	$286,471	$207,346	$187,333
Ratio to average net assets applicable to Common Shares:
Net investment income, including interest expense	5.65	%(g)	6.44%	7.07%	8.30%	9.45%	10.20%
Total expenses, including interest expense(c)(d)	2.24	%(g)	2.16%	2.28%	2.47%	2.55%	2.69%
Portfolio turnover rate(e)	69%		86%	95%	165%	112%	64%

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 43

FINANCIAL HIGHLIGHTS continued	November 30, 2015

	Period
	Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2015	2014	2013	2012	2011
Senior Indebtedness
Total Borrowings outstanding (in thousands)	$152,943	$160,247	$136,430	$115,573	$83,842	$80,670
Asset Coverage per $1,000 of indebtedness (f)	$3,087	$3,140	$3,331	$3,479	$3,473	$3,322

(a)	Based on average shares outstanding.

(b)	Total return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)
The ratios of total expenses to average net assets applicable to common shares do not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratios, the expense ratios would increase by 0.03% for the six months ended November 30, 2015 and 0.03%, 0.03%, 0.05%, 0.04% and 0.03% for the years ended May 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(d)	Excluding interest expense, the operating expense ratios for the six months ended November 30, 2015 and the years ended May 31 would be:

November 30,
2015	2015	2014	2013	2012	2011
1.72%	1.72%	1.78%	1.81%	1.78%	1.85%

(e)	Portfolio turnover is not annualized for periods of less than one year.

(f)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings) from the Fund’s total assets and dividing by the total borrowings.

(g)	Annualized.

See notes to financial statements.

44 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2015

Note 1 – Organization:

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

Note 2 – Accounting Policies:

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m. Eastern time. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded

46 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Restricted Cash

A portion of cash on hand relates to collateral received by the Fund for repurchase agreements. This amount is presented on the Statement of Assets and Liabilities as Restricted Cash.

(d) Swaps

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into swap agreements to manage its exposure to interest rates and/or credit risk or to generate income. Swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. Upon termination of a swap agreement, a payable to or receivable from swap counterparty is established on the Statement of Assets and Liabilities to reflect the net gain/loss, including interest income/expense, on terminated swap positions. The line item is removed upon settlement according to the terms of the swap agreement.

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gain (loss) and, in the case of accruals for periodic payments, are included as part of unrealized appreciation (depreciation) on the Statement of Operations.

As of November 30, 2015, the Fund had no swap contracts outstanding.

(e) Covered Call Options and Put Options

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written on the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If an option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

When a call option is purchased, the Fund obtains the right (but not the obligation) to buy the underlying instrument at the strike price at anytime during the option period. When a put option is purchased, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at the strike price at anytime during the option period. When the Fund purchases an option, an amount equal to the premium paid by the Fund is reflected as an asset and subsequently marked-to-market to reflect the current market value of the option purchased. Purchased options are included with Investments on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on purchased options are included with Investments on the Statement of Operations.

(f) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the bid and ask price of respective exchange rates on the date of the transaction.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends or interest actually received compared to the amount shown in the Fund’s accounting records on the date of receipt is shown as net realized gains or losses on foreign currency transactions on the Fund’s Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, is shown as unrealized appreciation (depreciation) on foreign currency translation on the Fund’s Statement of Operations.

(g) Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date. Fluctuations in the value of open forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund until the contracts are closed. When the contracts are closed, realized gains and losses are recorded, and included on the Statement of Operations in foreign currency transactions.

48 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

(h) Distributions to Shareholders

The Fund declares and pays monthly distributions to common shareholders. These distributions consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term capital gains are distributed annually to common shareholders. To the extent distributions exceed taxable income, the excess will be deemed a return of capital.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services, oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or “Sub-Adviser”), provides personnel including certain officers required for the Fund’s administrative management and compensates the officers and trustees of the Fund who are affiliates of the Adviser. As compensation for these services, the Fund pays the Adviser a fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily managed assets (net assets applicable to common shareholders plus any assets attributable to financial leverage).

Pursuant to a Sub-Advisory Agreement among the Fund, the Adviser and GPIM, GPIM, under the supervision of the Fund’s Board of Trustees and the Adviser, provides a continuous investment program for the Fund’s portfolio; provides investment research; makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are GPIM’s affiliates. As compensation for its services, the Adviser pays GPIM a fee, payable monthly, in an annual amount equal to 0.50% of the Fund’s average daily managed assets.

Certain officers and trustees of the Fund may also be officers, directors and/or employees of the Adviser or GPIM. The Fund does not compensate its officers or trustees who are officers, directors and/or employees of the aforementioned firms.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Adviser and the Sub-Adviser, provides fund administration services to the Fund. As compensation for these services, RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Fund:

Managed Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

RFS serves as the accounting agent for the Fund. As accounting agent, RFS is responsible for maintaining the books and records of the Fund’s securities and cash. RFS receives an accounting fee payable monthly at the annual rate set forth below as a percentage of the average daily managed assets of the Fund.

Managed Assets	Rate
First $200,000,000	0.0300%
Next $300,000,000	0.0150%
Next $500,000,000	0.0100%
Over $1,000,000,000	0.0075%
Minimum annual charge	$50,000
Certain out-of-pocket charges	Varies

For purposes of calculating the fees payable under the foregoing agreements, average daily managed assets means the average daily value of the Fund’s total assets minus the sum of its accrued liabilities. Total assets means all of the Fund’s assets and is not limited to its investment securities. Accrued liabilities means all of the Fund’s liabilities other than borrowings for investment purposes.

The Bank of New York Mellon (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets.

Note 4 – Fair Value Measurement:

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices

50 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund’s fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Internal Revenue Code”), applicable to regulated investment companies.

The Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

As of November 30, 2015, the cost of investments and accumulated unrealized appreciation/ (depreciation) of investments for federal income tax purposes, were as follows:

Net Tax
	Gross Tax	Gross	Unrealized
Cost of Investments	Unrealized	Tax Unrealized	Depreciation
for Tax Purposes	Appreciation	Depreciation	on Investments
$503,077,281	$13,088,356	$(39,641,918)	$(26,553,562)

The differences between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) and non-real estate investment trust return of capital and collateralized loan obligations.

As of May 31, 2015 (the most recent fiscal year end for federal income tax purposes), the tax components of accumulated earnings/losses (excluding paid-in capital) on a tax basis were as follows:

	Undistributed
	Long-Term Capital
Undistributed	Gains/(Accumulated	Net Unrealized
Ordinary Income	Capital and Other Losses)	Depreciation
$3,348,594	$(445,492)	$(152,871)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

For the year ended May 31, 2015 (the most recent fiscal year end for federal income tax purposes), the tax character of distributions paid to shareholders as reflected in the Statements of Changes in Net Assets was as follows:

Distributions paid from:	2015
Ordinary income	$35,891,997

For all open tax years and all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).

Note 6 – Investments in Securities:

During the six months ended November 30, 2015, the cost of purchases and proceeds from sales of investments, excluding written options and short-term investments, were $336,316,236 and $333,316,057, respectively.

Note 7 – Derivatives:

The Fund is required by GAAP to disclose: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows.

As part of its investment strategy, the Fund utilizes a variety of derivative instruments including options, forwards and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

(a) Covered Call Options and Put Options

The Fund pursues its investment objective by employing an option strategy of writing (selling) covered call options and, from time to time, buys or sells put options on equity securities and indices. The Fund seeks to generate current gains from option premiums as a means to enhance distributions payable to the Fund’s common shareholders.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if the fair value of the underlying security declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

To the extent that the Fund purchases options, the Fund will be subject to the following additional risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. The maximum exposure the Fund has at risk when purchasing an option is the premium paid.

The Fund entered into written option contracts during the period ended November 30, 2015.

Details of the transactions were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of the period	4,656	$497,512
Options written during the period	31,129	5,549,495
Options closed during the period	(28,812)	(3,812,540)
Options assigned during the period	(3,510)	(1,450,283)
Options outstanding, end of period	3,463	$784,184

(b) Swaps

Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Fund’s custodian bank. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Credit default swap transactions involve the Fund’s agreement to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed upon amount, which approximates the notional amount of the swap, to the buyer in the event of an adverse credit event of the issuer.

The Fund may utilize index swap transactions to manage its exposure to various securities markets, changes in interest rates, or currency values. Index swap transactions allow the Fund to receive the appreciation/depreciation of the specified index over a specified time period in exchange for an agreed upon fee paid to the counterparty.

The Fund did not have any swap agreements outstanding as of November 30, 2015.

(c) Forward Foreign Currency Exchange Contracts

The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchases and sales commitments denominated in foreign currencies and for investment purposes.

A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. Forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risk may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

As of November 30, 2015, the following forward foreign currency exchange contracts were outstanding:

			Settlement	Settlement	Value as of	Net Unrealized
Contracts to Sell		Counterparty	Date	Value	11/30/15	Appreciation
EUR	4,120,000
for USD	4,482,210	Bank of America Merrill Lynch	12/9/2015	$4,482,210	$4,355,435	$126,775
GBP	4,640,000
for USD	7,054,981	Bank of America Merrill Lynch	12/9/2015	7,054,981	6,989,320	65,661
						$192,436

54 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

			Settlement	Settlement	Value as of	Net Unrealized
Contracts to Buy		Counterparty	Date	Value	11/30/15	(Depreciation)
GBP	340,000
for USD	514,022	Bank of America Merrill Lynch	12/9/2015	$514,022	$512,148	$(1,874)
Net unrealized appreciation on forward foreign currency exchange contracts						$190,562

(d) Summary of Derivatives Information

The Fund is required by GAAP to disclose: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund by location as presented on the Statement of Assets and Liabilities as of November 30, 2015.

Statement of Assets and Liabilities
Presentation of Fair Values of Derivative Instruments (value in $000s):
	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Primary Risk Exposure	and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity risk		$–	Options Written	$654
Foreign exchange risk	Unrealized appreciation on		Unrealized depreciation on
	forward foreign currency		forward foreign currency
	exchange contracts	192	exchange contracts	2
Total		$192		$656

The following table presents the effect of derivative instruments on the Statement of Operations for the period ended November 30, 2015.

Effect of Derivative Instruments on the Statement of Operations:
Amount of Realized Gain (Loss) on Derivatives (value in $000s)
Primary Risk	Written	Foreign Currency
Exposure	Options	Transactions	Total
Equity risk	$1,254	$–	$1,254
Foreign exchange risk	–	346	346
Total	$1,254	$346	$1,600

Change in Unrealized Appreciation (Depreciation) on Derivatives (value in $000s)
Primary Risk	Written	Foreign Currency
Exposure	Options	Translations	Total
Equity risk	$(38)	$–	$(38)
Foreign exchange risk	–	56	56
Total	$(38)	$56	$18

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Derivative Volume

Forward Foreign Currency Exchange Contracts:

The Fund had the following activity in forward foreign currency exchange contracts during the six months ended November 30, 2015:

Average Settlement Value Purchased	$2,442,158
Average Settlement Value Sold	2,009,022

Note 8 – Offsetting:

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements.

These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate their counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/ receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

56 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with GAAP.

Net Amounts
		Gross Amounts	of Assets	Gross Amounts Not
	Gross	Offset in the	Presented in the	Offset in the Statement
	Amounts of	Statement of	Statement of	of Assets and Liabilities
	Recognized	Assets and	Assets and	Financial
Description	Assets	Liabilities	Liabilities	Instruments	Net Amount
Forward Foreign
Currency
Exchange
Contracts	$ 192,436	$ –	$ 192,436	$ 1,874	$ 190,562

Net Amounts
		Gross Amounts	of Liabilities	Gross Amounts Not
	Gross	Offset in the	Presented in the	Offset in the Statement
	Amounts of	Statement of	Statement of	of Assets and Liabilities
	Recognized	Assets and	Assets and	Financial
Description	Liabilities	Liabilities	Liabilities	Instruments	Net Amount
Reverse Repurchase
Agreements	$ 102,423,351	$ –	$ 102,423,351	$ 102,423,351	$ –
Forward Foreign
Currency Exchange
Contracts	1,874	–	1,874	1,874	–

Note 9 – Leverage:

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. For the six months ended November 30, 2015, the average daily balance of reverse repurchase agreements outstanding amounted to $100,656,039. The weighted average interest rate was 1.18%. As of November 30, 2015, there was $102,423,351 in reverse repurchase agreements outstanding.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

As of November 30, 2015, the Fund had outstanding reverse repurchase agreements with various counterparties. Details of the reverse repurchase agreements by counterparty are as follows:

Counterparty	Interest Rates	Maturity Dates	Face Value
Bank of America	0.86% – 2.33%	12/02/15 – 02/29/16	$ 19,088,651
Barclays Capital, Inc.	0.75% – 2.07%	12/01/15 – 02/19/16	18,583,506
Barclays Capital, Inc.	1.00% – 1.10%	Open maturity	1,515,222
BNP Paribas	1.05% – 1.93%	01/29/16	8,883,000
Credit Suisse First Boston	0.75% – 1.40%	12/03/15 – 02/23/16	5,830,262
Credit Suisse First Boston	0.75% – 1.50%	Open maturity	2,166,125
Goldman Sachs	1.64%	12/03/15	1,694,000
JPM Securities	1.43% – 2.11%	12/07/15 – 02/09/16	4,626,675
Morgan Stanley, Inc.	0.80% – 1.55%	12/08/15 – 02/08/16	9,360,921
Nomura	2.94%	12/01/15	696,150
Nomura	0.90% – 0.95%	Open maturity	4,286,600
RBC Capital	0.70% – 1.66%	12/10/15 – 06/02/16	23,950,089
RBC Capital	0.75%	Open maturity	827,150
Wells Fargo Bank, Ltd.	1.54%	12/09/15	915,000
			$102,423,351

In June 2014, the FASB issued Accounting Standards Update 2014-11, Repurchase-to- Maturity Transactions, Repurchase Financings, and Disclosures (ASU 2014-11) that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as secured borrowings, which applies to the reverse repurchase agreements held by the Fund. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of November 30, 2015, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and	Up to	31 - 90	Greater than
	Continuous	30 days	days	90 days	Total
Asset Backed Securities	$–	$6,965,759	$41,289,412	$–	$48,255,171
Collateralized Mortgage Obligations	–	5,011,338	5,867,486	–	10,878,824
Corporate Bonds	4,446,863	13,366,344	23,458,349	2,017,800	43,289,356
Total Borrowings	$4,446,863	$25,343,441	$70,615,247	$2,017,800	$102,423,351
Gross amount of recognized liabilities
for reverse repurchase agreements	$4,446,863	$25,343,441	$70,615,247	$2,017,800	$102,423,351

58 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Borrowings

The Fund has entered into a $80,000,000 credit facility agreement with an approved lender whereby the lender has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the lender. Interest on the amount borrowed is based on the 3-month LIBOR plus 0.85%. As of November 30, 2015, there was $50,519,955 outstanding in connection with the Fund’s credit facility. The average daily amount of borrowings on the credit facility during the six months ended November 30, 2015, was $50,144,644 with a related average interest rate of 1.19%. The maximum amount outstanding during the six months ended November 30, 2015 was $53,488,955. As of November 30, 2015, the total value of securities segregated and pledged as collateral in connection with borrowings was $83,141,493.

The credit facility agreement governing the loan facility includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than the counterparty, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

Note 10 – Loan Commitments

Pursuant to the terms of certain Term Loan agreements, the Fund held unfunded loan commitments as of November 30, 2015. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, and liquid term loans as a reserve. As of November 30, 2015, the total amount segregated in connection with reverse repurchase agreements and unfunded commitments was $198,129,505.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

As of November 30, 2015, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/2019	$1,100,000	$ 111,899
American Seafoods Group LLC	08/19/2021	433,333	61,501
Authentic Brands	05/27/2021	137,500	462
Deltek, Inc.	06/25/2020	1,500,000	170,669
Eyemart Express	12/18/2019	500,000	49,139
Insight Fourth Hospitality	07/15/2020	500,000	87,026
IntraWest Holdings	12/10/2018	200,000	4,832
Lincoln Finance	12/31/2015	1,250,000	–
MyEyeDr	08/14/2021	48,780	464
Mitratech Holdings	07/02/2021	1,111,111	129,317
National Technical Systems	06/12/2021	305,882	3,007
PowerSchool, Inc.	07/29/2021	525,000	61,969
		$7,611,606	$ 680,285

Note 11 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 17,658,965 issued and outstanding.

Transactions in common shares were as follows:

	Six Months ended	Year ended
	November 30, 2015	May 31, 2015
Beginning Shares	17,493,253	15,467,075
Common shares issued through at-the-market offering	132,582	1,924,032
Shares issued through dividend reinvestment	33,130	102,146
Ending Shares	17,658,965	17,493,253

On October 26, 2013, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective and a post-effective amendment thereto became effective on October 3, 2014. The shelf registration statement allows for the issuance of up to $150,000,000 of common shares. The Fund entered into an agreement with Cantor Fitzgerald & Co. for the sale of up to an additional 3,977,022 shares.

The Adviser has paid the costs associated with the at-the-market offering of shares and will be reimbursed by the Fund up to 0.60% of the offering price of common shares sold pursuant to the shelf registration statement, not to exceed the amount of actual offering costs incurred. For the period ended November 30, 2015, the Fund incurred $16,151 of expenses associated with the at-the market offerings.

60 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Note 12 – Restricted Securities:

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 0.74% due 03/15/19	10/14/2009	$ 9,246,471	$ 3,741,278
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30	05/07/2015	3,000,000	3,004,982
Customers Bank
6.12% due 06/26/29	06/24/2014	2,500,000	2,531,250
Cadence Bank North America
6.24% due 06/28/29	06/06/2014	1,600,000	1,604,000
IronGate Energy Services LLC
11.00% due 07/01/18	07/10/2013	572,902	358,500
Schahin II Finance Co SPV Ltd
5.87% due 09/25/22	01/08/2014	1,137,238	299,166
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/18	03/04/2011	21,178	20,842
		$ 18,077,789	$ 11,560,018

Note 13 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 14 – Subsequent Event:

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Fund’s financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 61

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2015

Federal Income Tax Information

In January 2016, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2015.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Trustees

The Trustees of the Guggenheim Strategic Opportunities Fund and their principal occupations during the past five years:

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C.	Trustee	Since 2007	Current: Private Investor (2001-present).	102	Current: Trustee, Purpose
Barnes					Investments Funds
(1951)			Former: Senior Vice President and Treasurer,		(2014-Present).
PepsiCo, Inc. (1993-1997);
President, Pizza Hut International (1991-1993); Senior Vice President,
Strategic Planning and New Business Development, PepsiCo,
Inc. (1987-1990).
Donald A.	Trustee	Since 2014	Current: Business broker and manager of commercial real estate,	98	Current: Midland Care, Inc.
Chubb, Jr.			Griffith & Blair, Inc. (1997-present).		(2011-present).
(1946)
Jerry B. Farley	Trustee	Since 2014	Current: President, Washburn University (1997-present).	98	Current: Westar Energy, Inc.
(1946)					(2004-present);
CoreFirst Bank & Trust
(2000-present).
Roman	Trustee and	Since 2010	Current: Founder and President, Roman Friedrich & Company	98	Current: Zincore Metals, Inc.
Friedrich III	Chairman of		(1998-present).		(2009-present).
(1946)	the Contracts		Former: Senior Managing Director, MLV & Co. LLC (2010-2011).
	Review				Former: Axiom Gold and Silver
	Committee				Corp. (2011-2012).

62 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:
Robert B. Karn III	Trustee and	Since 2010	Current: Consultant (1998-present).	98	Current: Peabody Energy
(1942)	Chairman of				Company (2003-present);
	the Audit		Former: Arthur Andersen (1965-1997) and Managing Partner,		GP Natural Resource
	Committee		Financial and Economic Consulting,		Partners, LLC (2002- present).
St. Louis office (1987-1997).
Ronald A.	Trustee and	Since 2007	Current: Partner, Nyberg & Cassioppi, LLC (2000-present).	104	Current: Edward-Elmhurst
Nyberg	Chairman of				Healthcare System
(1953)	the Nominating		Former: Executive Vice President, General Counsel, and Corporate		(2012-present).
	and Governance		Secretary, Van Kampen Investments (1982-1999).
Committee
Maynard F.	Trustee	Since 2014	Current: Retired.	98	Current: Fort Hays State
Oliverius					University Foundation
(1943)			Former: President and CEO, Stormont-Vail HealthCare (1996-2012).		(1999-present);
Stormont-Vail Foundation (2013-
present); University of Minnesota
MHA Alumni
Philanthropy Committee
(2009-present).

Former: Topeka Community Foundation
(2009-2014).
Ronald E.	Trustee and	Since 2007	Current: Portfolio Consultant (2010-present).	101	Former: Bennett Group of Funds
Toupin, Jr.	Chairman of				(2011-2013).
(1958)	the Board		Former: Vice President, Manager and Portfolio Manager, Nuveen Asset
Management (1998-1999); Vice President, Nuveen Investment Advisory
Corp. (1992-1999); Vice President and Manager, Nuveen Unit
Investment Trusts (1991-1999); and Assistant Vice President and
Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999),
each of John Nuveen & Co., Inc. (1982-1999).

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 63

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Interested Trustee:
Donald C.	President,	Since 2012	Current: President and CEO, certain other funds in the Fund Complex	233	Current: Clear Spring Life Insurance
Cacciapaglia***	Chief		(2012-present); Vice Chairman,		Company (2015-present);
(1951)	Executive		Guggenheim Investments (2010-present).		Guggenheim Partners Japan, Ltd.
	Officer and				(2014-present);
	Trustee		Former: Chairman and CEO, Channel Capital Group, Inc.		Delaware Life (2013-present);
			(2002-2010).		Guggenheim Life and Annuity
Company (2011-present); Paragon
Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe, Chicago, IL 60606.
**	This is the period for which the Trustee began serving the Fund. After a Trustee’s initial term, each Trustee is expected to serve a two-year term concurrent with the class of Trustees for which he serves:
- Messrs. Barnes, Cacciapaglia, Chubb and Friedrich are Class I Trustees. Class I Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2016.
- Messrs. Farley, Karn, Nyberg, Oliverius and Toupin are Class II Trustees. Class II Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2017.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

64 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

Officers

The Officers of the Guggenheim Strategic Opportunities Fund, who are not trustees, and their principal occupations during the past five years:

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda	Assistant	Since 2014	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President,
(1966)	Treasurer		Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010);
Vice President, Rydex Advisors II, LLC (2010).
William H.	Vice	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director,
Belden, III	President		Guggenheim Funds Investment Advisors, LLC (2005-present).
(1965)
Former: Vice President of Management, Northern Trust Global Investments (1999-2005).
Joanna M.	Chief	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Managing Director,
Catalucci	Compliance		Guggenheim Investments (2012-present).
(1966)	Officer
Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012);
Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012);
Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).
James M. Howley	Assistant	Since 2007	Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other
(1972)	Treasurer		funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).
Amy J. Lee	Chief	Since 2013	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director,
(1961)	Legal Officer		Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company
and Security Benefit Corporation (2004-2012).

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 65

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupations During Past Five Years
Officers continued:
Mark E. Mathiasen	Secretary	Since 2008	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim
(1978)			Investments (2007-present).
Michael P. Megaris	Assistant	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim
(1984)	Secretary		Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).
Adam Nelson	Assistant	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund
(1979)	Treasurer		Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund
Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).
Kimberly J. Scott	Assistant	Since 2012	Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund
(1974)	Treasurer		Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund
Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of
Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).
Bryan Stone	Vice	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments
(1979)	President		(2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).
John L. Sullivan	Chief	Since 2010	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior
(1955)	Financial		Managing Director, Guggenheim Investments (2010-present).
Officer, Chief
	Accounting		Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010);
	Officer and		Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management
	Treasurer		(2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe, Chicago, IL 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

66 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited)	November 30, 2015

Unless the registered owner of common shares elects to receive cash by contacting the Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 67

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	November 30, 2015

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170; Attention: Shareholder Services Department, Phone Number: (866) 488-3559 or online at www.computershare.com/investor.

68 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND INFORMATION	November 30, 2015

Board of Trustees	Investment Adviser
Guggenheim Funds Investment
Randall C. Barnes	Advisors, LLC
Chicago, IL
Donald C. Cacciapaglia*
Investment Sub-Adviser
Donald A. Chubb Jr.	Guggenheim Partners Investment
Management, LLC
Jerry B. Farley	Santa Monica, CA

Roman Friedrich III	Administrator & Accounting Agent
Rydex Fund Services, LLC
Robert B. Karn III	Rockville, MD

Ronald A. Nyberg	Custodian
The Bank of New York Mellon Corp.
Maynard F. Oliverius	New York, NY

Ronald E. Toupin, Jr.,	Legal Counsel
Chairperson	Skadden, Arps, Slate, Meagher
& Flom LLP
* Trustee is an “interested person”	New York, NY
(as defined in section 2(a)(19) of the
1940 Act) (“Interested Trustee”) of the	Independent Registered Public
Trust because of his position as the	Accounting Firm
President and CEO of the Investment	Ernst & Young LLP
Adviser and Sub-Adviser.	McLean, VA

Principal Executive Officers

Donald C. Cacciapaglia
President and Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer, Chief Accounting
Officer and Treasurer

70 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND INFORMATION continued	November 30, 2015

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Guggenheim Strategic Opportunities Fund?
• If your shares are held in a Brokerage Account, contact your Broker.
• If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent:
Computershare Trust Company, N.A. , P.O. Box 30170, College Station, TX 77842-3170; (866) 488-3559 or online
www.computershare.com/investor.

This report is sent to shareholders of Guggenheim Strategic Opportunities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800)345-7999.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800)345-7999, by visiting the Fund’s website at guggenheiminvestments.com/gof or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by visiting the Fund’s website at guggenheiminvestments.com/gof. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.sec.gov.

Notice to Shareholders

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 71

ABOUT THE FUND MANAGERS

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.

Investment Philosophy

GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.

Investment Process

GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/16)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
CEF-GOF-SAR-1115

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for a semi-annual reporting period.

(b) There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.

(a)(3)  Not applicable.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:       /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:    February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:   February 5, 2016

By:       /s/ John L. Sullivan

Name: John L. Sullivan

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:   February 5, 2016